Cash and Cash Equivalents and Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Short-Term Deposits Explanatory [Abstract]
Schedule of cash and cash equivalents and short-term deposits
($000s)	December 31, 2022	December 31, 2021
Cash and cash equivalents	46,150	11,523
Short-term deposits	81,690	29,243
	127,840	40,766